Ivy Variable Insurance Portfolios

Supplement dated February 6, 2018 to the

Ivy Variable Insurance Portfolios Prospectus

dated April 28, 2017

as supplemented July 14, 2017, August 10, 2017, December 8, 2017 and December 29, 2017

The following replaces the “Portfolio Managers” section for Ivy VIP Asset Strategy:

Portfolio Managers

F. Chace Brundige, Senior Vice President of IICO, and Cynthia P. Prince-Fox, Senior Vice President of IICO, have managed the Portfolio since August 2014, and W. Jeffery Surles, Senior Vice President of IICO, has managed the Portfolio since February 2018. Effective April 30, 2018, Ms. Prince-Fox is retiring from IICO and will no longer serve as a co-portfolio manager of the Portfolio.

The following replaces the “Portfolio Managers” section for Ivy VIP Pathfinder Aggressive, Ivy VIP Pathfinder Moderately Aggressive, Ivy VIP Pathfinder Moderate, Ivy VIP Pathfinder Moderately Conservative and Ivy VIP Pathfinder Conservative, as well as the first paragraph of the “Portfolio Managers” section for Ivy VIP Pathfinder Moderate — Managed Volatility, Ivy VIP Pathfinder Moderately Aggressive — Managed Volatility and Ivy VIP Pathfinder Moderately Conservative — Managed Volatility:

Portfolio Managers

F. Chace Brundige, Senior Vice President of IICO, and Cynthia P. Prince-Fox, Senior Vice President of IICO, have managed the Portfolio since June 2016; and Aaron Young, Vice President of IICO, has managed the Portfolio since October 2016; and W. Jeffery Surles, Senior Vice President of IICO, has managed the Portfolio since February 2018. Effective April 30, 2018, Ms. Prince-Fox is retiring from IICO and will no longer serve as a co-portfolio manager of the Portfolio.

The following replaces the first sentence of the first paragraph of the “The Management of the Portfolios — Portfolio Management — Ivy VIP Asset Strategy” section:

F. Chace Brundige, Cynthia P. Prince-Fox and W. Jeffery Surles are primarily responsible for the day-to-day portfolio management of the Ivy VIP Asset Strategy.

The following is inserted following the final sentence of the second paragraph of the “The Management of the Portfolios — Portfolio Management — Ivy VIP Asset Strategy” section:

Effective April 30, 2018, Ms. Prince-Fox is retiring from IICO and will no longer serve as a co-portfolio manager of the Portfolio.

The following is inserted as a new paragraph following the final paragraph of the “The Management of the Portfolios — Portfolio Management — Ivy VIP Asset Strategy” section:

Mr. Surles has held his responsibilities for Ivy VIP Asset Strategy since February 2018. He is Senior Vice President of IICO and Vice President of the Trust. He joined WRIMCO in 2007 initially serving as an investment analyst. Mr. Surles earned a BS degree from Vanderbilt University, and an MBA from the University of Wisconsin. He is a Chartered Financial Analyst.

The following replaces the first sentence of the first paragraph of the “The Management of the Portfolios — Portfolio Management — Ivy VIP Pathfinder Aggressive, Ivy VIP Pathfinder Moderately Aggressive, Ivy VIP Pathfinder Moderate, Ivy VIP Pathfinder Moderately Conservative and Ivy VIP Pathfinder Conservative” section:

F. Chace Brundige, Cynthia Prince-Fox, Aaron Young and W. Jeffery Surles are primarily responsible for the day-to-day portfolio management of each of the Pathfinder Portfolios.

The following is inserted following the final sentence of the second paragraph of the “The Management of the Portfolios — Portfolio Management — Ivy VIP Pathfinder Aggressive, Ivy VIP Pathfinder Moderately Aggressive, Ivy VIP Pathfinder Moderate, Ivy VIP Pathfinder Moderately Conservative and Ivy VIP Pathfinder Conservative” section:

Effective April 30, 2018, Ms. Prince-Fox is retiring from IICO and will no longer serve as a co-portfolio manager of the Pathfinder Portfolios.

Supplement	Prospectus	1

The following is inserted as a new paragraph following the final paragraph of the “The Management of the Portfolios — Portfolio Management — Ivy VIP Pathfinder Aggressive, Ivy VIP Pathfinder Moderately Aggressive, Ivy VIP Pathfinder Moderate, Ivy VIP Pathfinder Moderately Conservative and Ivy VIP Pathfinder Conservative” section:

Mr. Surles has held his responsibilities for the Pathfinder Portfolios since February 2018. Biographical information for Mr. Surles is listed above under The Management of the Portfolios — Portfolio Management — Ivy VIP Asset Strategy.

The following replaces the first sentence of the first paragraph of the “The Management of the Portfolios — Portfolio Management — Ivy VIP Pathfinder Moderate — Managed Volatility, Ivy VIP Pathfinder Moderately Aggressive — Managed Volatility and Ivy VIP Pathfinder Moderately Conservative — Managed Volatility” section:

F. Chace Brundige, Cynthia Prince-Fox, Aaron Young and W. Jeffery Surles are primarily responsible for the day-to-day portfolio management of each of the Managed Volatility Portfolios.

The following is inserted following the final sentence of the second paragraph of the “The Management of the Portfolios — Portfolio Management — Ivy VIP Pathfinder Moderate — Managed Volatility, Ivy VIP Pathfinder Moderately Aggressive — Managed Volatility and Ivy VIP Pathfinder Moderately Conservative — Managed Volatility” section:

Effective April 30, 2018, Ms. Prince-Fox is retiring from IICO and will no longer serve as a co-portfolio manager of the Managed Volatility Portfolios.

The following is inserted as a new paragraph following the third paragraph of the “The Management of the Portfolios — Portfolio Management — Ivy VIP Pathfinder Moderate — Managed Volatility, Ivy VIP Pathfinder Moderately Aggressive — Managed Volatility and Ivy VIP Pathfinder Moderately Conservative — Managed Volatility” section:

Mr. Surles has held his responsibilities for the Managed Volatility Portfolios since February 2018. Biographical information for Mr. Surles is listed above under The Management of the Portfolios — Portfolio Management — Ivy VIP Asset Strategy.

Effective immediately, Ivy VIP Asset Strategy’s benchmark index is the MSCI ACWI Index, replacing the three current benchmark indexes (the S&P 500 Index, the Bloomberg Barclays U.S. Aggregate Bond Index and the Bloomberg Barclays U.S. Treasury Bills: 1-3 Month Index) shown in the “Average Annual Total Returns” table. IICO, the Portfolio’s investment manager, believes that the MSCI ACWI Index is a more representative index for the types of securities that the Portfolio purchases. All four benchmark indexes will be shown in the Portfolio’s prospectus for a period of one year for comparison purposes. The 1, 5 and 10 Year performance information for the MSCI ACWI Index as of December 31, 2016 is shown below:

Average Annual Total Returns

	1 Year	5 Years	10 Years
MSCI ACWI Index (reflects no deduction for fees, expenses or taxes)	7.86%	9.36%	3.56%

2	Prospectus	Supplement